       THE FINANCE COMPANY OF PENNSYLVANIA
                                FOUNDED 1871
                                      LOGO

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2000

                      THE FINANCE COMPANY OF PENNSYLVANIA
                               226 WALNUT STREET
                             PHILADELPHIA, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                          Frank A. Wood, Jr.

                                    OFFICERS
                        Charles E. Mather III, President
                    Frank A. Wood, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                               226 WALNUT STREET
                             PHILADELPHIA, PA 19106

                                 August 4, 2000

TO OUR SHAREHOLDERS:

     The Semi-annual Report of your Company is enclosed. In this uncertain market, we continue to monitor the Company's portfolio diligently.

     At the Annual Meeting April 19, 2000, Shaun F. O'Malley and Jonathan D. Scott were re-elected Directors for three-year terms. Deloitte & Touche LLP were reappointed as our independent auditors. Cooke & Bieler, Inc. remains as our investment adviser.

     We wish to remind you that The Finance Company of Pennsylvania has the right to meet requests to redeem shares by distributing portfolio securities in whole or in part, in lieu of cash. Redeeming shareholders should understand that any difference between their cost basis in their Finance Company shares and the market value of the securities (and cash, if any) distributed to them will be treated as a capital gain or loss for tax purposes. Such gain or loss, if any, will be no different than if the shareholder had received only cash. Of course, any expenses incurred in disposing of the securities distributed will be borne by the shareholder, and not by The Finance Company.

     The Board and Officers of the Company are most appreciative of our shareholders' continuing support.

                                                       /s/ Charles E. Mather III

                                           Charles E. Mather III, President

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
INVESTMENTS -- AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT-TERM SECURITIES
           (IDENTIFIED COST $3,352,016)...............  $ 3,357,300
     U.S. TREASURY NOTES AND BONDS
           (IDENTIFIED COST $5,345,311)...............    5,288,359
     COMMON STOCKS (IDENTIFIED COST $12,006,952)
           INCLUDING AFFILIATE (NOTE 2)...............   48,357,286
                                                        -----------
                TOTAL INVESTMENTS.....................   57,002,945
CASH..................................................      549,737
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      178,859
PREPAID EXPENSES......................................       23,871
OTHER ASSETS..........................................       11,585
                                                        -----------

                TOTAL.................................   57,766,997
                                                        -----------
LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................        5,528
COVERED CALLS WRITTEN AT VALUE (PREMIUM RECEIVED
     $125,646) (NOTE 3)...............................      131,896
DIVIDENDS PAYABLE (NOTE 7)............................        4,941
                                                        -----------

                TOTAL.................................      142,365
                                                        -----------
NET ASSETS
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,064.44 PER SHARE ON SHARES OF
     54,136 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     JUNE 30, 2000 (AUTHORIZED 232,000 SHARES)........  $57,624,632
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

                         SHORT-TERM SECURITIES -- 5.89%

                                                                        Aggregate
                                                                          Quoted
     Face Value/                                          Identified   Market Price
   Principal Amount                                          Cost        (Note 1)
--------------------------------------------------------  ----------   ------------
      2,090,298         FED FUND........................  $2,090,298    $2,090,298
         70,653         FEDERAL TRUST FUND..............      70,653        70,653
         10,000         TREASURY TRUST FUND.............      10,000        10,000
        500,000         TREASURY BILLS 8/24/00..........     490,708       495,992
        700,000         TREASURY BILLS 9/28/00..........     690,357       690,357
                                                          ----------    ----------
                        TOTAL...........................   3,352,016     3,357,300
                                                          ----------    ----------

                     U.S. TREASURY NOTES AND BONDS -- 9.28%

      Principal
       Amount
      ---------
      1,000,000         U.S. TREASURY NOTES 7 7/8% DUE
                             8/15/01....................   1,012,801     1,014,687
        750,000         U.S. TREASURY NOTES 6 3/8% DUE
                             8/15/02....................     754,125       749,297
      1,000,000         U.S. TREASURY NOTES 7 1/4% DUE
                             8/15/04....................   1,064,618     1,033,437
         500,00         U.S. TREASURY NOTES 6 1/2% DUE
                             5/15/05....................     498,416       505,000
      1,000,000         U.S. TREASURY NOTES 5 5/8% DUE
                             2/15/06....................     956,253       970,000
      1,000,000         U.S. TREASURY BOND 7 5/8% DUE
                             2/15/07....................   1,059,098     1,015,938
                                                          ----------    ----------
                        TOTAL...........................   5,345,311     5,288,359
                                                          ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2000
                                  (UNAUDITED)

                            COMMON STOCKS -- 84.83%

                                                                        Aggregate
                                                                          Quoted
       Number                                             Identified   Market Price
      of Shares                                              Cost        (Note 1)
---------------------                                     ----------   ------------
                        PETROLEUM AND MINING -- 9.34%
         58,403         EXXON MOBIL CORP................  $  154,159   $ 4,584,636
         30,000         PENN VIRGINIA CORP. ............      22,382       738,750
                                                          ----------   -----------
                        TOTAL...........................     176,541     5,323,386
                                                          ----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 40.42%
         15,000         AON CORP. ......................     377,800       465,938
        424,000         PNC BANK CORP. .................     256,167    19,875,000
         10,000         MARSH & MCLENNAN INC. ..........     262,439     1,044,375
         30,000         UNUMPROVIDENT CORP. ............     434,313       601,875
         10,000         STATE STREET CORP. .............     152,542     1,060,625
                                                          ----------   -----------
                        TOTAL...........................   1,483,261    23,047,813
                                                          ----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 17.72%
         16,000         AVON PRODUCTS...................     414,988       712,000
         24,000         DOVER CORP. ....................     215,644       973,500
         18,000         DOW CHEMICAL CO. ...............     116,337       543,375
         12,000         EMERSON ELECTRIC................     181,980       724,500
         28,500         GENUINE PARTS ..................     469,072       570,000
         22,500         HASBRO .........................     422,456       347,344
         10,000         INT'L BUSINESS MACHINES.........     256,675     1,095,625
         10,000         MINNESOTA MINING & MFG. CO. ....     170,764       835,000
         12,000         MOTOROLA .......................     173,640       348,750
         22,500         NATIONAL SERVICES INDUSTRIES....     664,419       438,750
         18,766         NEWELL RUBBERMAID INC. .........     555,988       483,224
         10,000         PITNEY BOWES INC. ..............     439,869       400,000
         22,500         SNAP-ON INC. ...................     630,468       599,063
         30,000         SHERWIN WILLIAMS CO. ...........     481,800       635,625
         22,000         WENDYS INTERNATIONAL............     377,850       396,000
         48,000         XEROX CORP. ....................   1,169,450       996,000
                                                          ----------   -----------
                        TOTAL...........................   6,741,400    10,098,756
                                                          ----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2000
                                  (UNAUDITED)

                           COMMON STOCKS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
       Number                                            Identified    Market Price
      of Shares                                             Cost         (Note 1)
---------------------                                    -----------   ------------
                        DRUGS AND PHARMACEUTICALS -- 4.85%
         12,000         ABBOTT LABORATORIES............  $   416,100   $   532,500
         15,000         BECTON, DICKINSON CO...........      441,067       430,312
          8,000         JOHNSON & JOHNSON..............       88,070       815,000
         13,000         MERCK & CO. ...................      146,402       986,375
                                                         -----------   -----------
                        TOTAL..........................    1,091,639     2,764,187
                                                         -----------   -----------
                        COMMUNICATIONS -- 1.78%
         20,000         BELL ATLANTIC CORP. ...........      178,287     1,015,000
                                                         -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 2.02%
         20,000         COCA COLA CO. .................       23,981     1,148,750
                                                         -----------   -----------
                        INTERNATIONAL FUNDS -- 5.02%
         80,496         SCUDDER INT'L EQUITY INVEST.
                             TR. ......................    2,240,444     2,860,018
                                                         -----------   -----------
                        DIVERSIFIED HOLDING -- 3.68%
            732         PENNSYLVANIA WAREHOUSING AND
                             SAFE DEPOSIT COMPANY (NOTE
                             2)........................       71,399     2,099,376
                                                         -----------   -----------
                        TOTAL COMMON STOCKS............   12,006,952    48,357,286
                                                         -----------   -----------
                        TOTAL INVESTMENTS..............  $20,704,279   $57,002,945
                                                         ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME:
     INCOME:
           DIVIDENDS (INCLUDING DIVIDENDS FROM
                AFFILIATE -- NOTE 2)...................   $   761,361
           INTEREST....................................       195,641
           OTHER INCOME................................        49,590
                                                          -----------
                TOTAL..................................     1,006,592
     EXPENSES:
           COMPENSATION...................  $    52,825
           TAXES OTHER THAN INCOME
             TAXES........................       18,414
           DIRECTORS' FEES................       25,875
           INVESTMENT ADVISORY FEES (NOTE
             6)...........................       59,376
           LEGAL..........................        6,000
           AUDITING & ACCOUNTING..........       26,550
           CUSTODIAN......................        8,157
           INSURANCE......................        9,496
           OTHER OFFICE AND
             ADMINISTRATIVE...............        4,263
                                            -----------
                TOTAL..................................       210,956
                                                          -----------
     NET INVESTMENT INCOME.............................       795,636
                                                          -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 4):
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS
           (EXCLUDING SHORT-TERM
             INVESTMENTS):
           PROCEEDS FROM SALES............  $ 2,953,211
           COST OF SECURITIES SOLD........      703,896
                                            -----------
                NET REALIZED GAIN......................     2,249,315
     UNREALIZED APPRECIATION OF
        INVESTMENTS:
           AT JANUARY 1, 2000.............   37,622,291
           AT JUNE 30, 2000...............   36,292,416
                                            -----------
     INCREASE IN NET UNREALIZED APPRECIATION...........    (1,329,875)
                                                          -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS........       919,440
                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...   $ 1,715,076
                                                          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND THE
                          YEAR ENDED DECEMBER 31, 1999
                                  (UNAUDITED)

                                               2000          1999
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
     NET INVESTMENT INCOME................  $   795,636   $ 1,462,089
     NET REALIZED GAIN ON INVESTMENTS.....    2,249,315     2,081,530
     (DECREASE) INCREASE IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......   (1,329,875)   (2,778,555)
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........           --      (725,451)
                                            -----------   -----------
     NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS...................    1,715,076        39,613
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................       (5,883)       (7,582)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................      (24,763)       (8,813)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................     (367,014)   (1,454,503)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (657,038)   (1,186,939)
                                            -----------   -----------
     TOTAL INCREASE IN NET ASSETS.........      660,378    (2,618,224)
NET ASSETS:
     BEGINNING OF YEAR....................   56,964,254    59,582,478
                                            -----------   -----------
     END OF YEAR [INCLUDING UNDISTRIBUTED
        NET INVESTMENT INCOME (LOSS) OF
        $153,435 AND ($269,299)
        RESPECTIVELY].....................  $57,624,632   $56,964,254
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 631 shares of capital stock redeemed during the period ended June 30, 2000.

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Portfolio Valuation
     Investments are valued using published bid quotes as of June 30, 2000. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2).

Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on

                                  (UNAUDITED)

redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.

     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register said shares under the Securities Act of 1933 prior to their sale.

                                June 30, 2000               6 Months
                      ---------------------------------   Ended 6/30/00
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.92%     $71,399     $2,099,376      $32,940
                      ======     =======     ==========      =======

                                  (UNAUDITED)

3. COVERED CALLS WRITTEN
     At June 30, 2000, the Company has written covered calls as follows:

                          Expiration   Exercise   Shares Subject
Common Stock                 Date       Price        to Call        Value
------------              ----------   --------   --------------    -----
State Street Corp. .....   11/17/00      $120         10,000       $ 84,697
PNC Financial Group.....    1/19/01        60         10,000         47,199
                                                                   --------
                                                                   $131,896
                                                                   --------

4. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2000 (excluding U.S. Government short-term securities) were:

                               Historical                     Cost of
                                 Cost of     Proceeds from   Securities
                               Investments     Sales and      Sold and
                                Purchased     Maturities      Matured
                               -----------   -------------   ----------
Common stocks................  $2,619,096     $2,953,211     $  703,896
Short-term securities........   2,096,225      2,794,912      2,794,912
U.S. Treasury Notes..........     953,125      1,200,000      1,200,000
                               ----------     ----------     ----------
     Total...................  $5,668,446     $6,948,123     $4,698,808
                               ==========     ==========     ==========

5. LEASE
     The Company rents office space under a lease expiring in April 2001. The lessor Company's President also serves on the Board of Directors of the Company. Minimum annual rental for this space is $5,400.

6. OTHER INFORMATION FOR THE SIX MONTHS ENDED
   JUNE 30, 2000
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $52,825.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc. are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

                        CONDENSED FINANCIAL INFORMATION

                                  (UNAUDITED)

Selected data for each share of capital stock outstanding throughout each period:

                                   Six Months
                                   Ended June 30,   Year Ended December 31,
                                   --------------   -------------------------------------------
                                        2000          1999        1998        1997       1996
                                   ------------------------------------------------------------
Investment income...............     $   18.35      $   34.49   $   33.33   $   32.49   $ 32.33
Expenses........................          3.85           8.10        7.84        7.27      6.68
                                     ---------      ---------   ---------   ---------   -------
Net investment income...........         14.50          26.39       25.49       25.22     25.65
Dividends from net investment
  income........................         (6.75)        (26.48)     (25.54)     (25.33)   (25.67)
Net realized gain (loss) and
  increase (decrease) in
  unrealized appreciation.......         16.57         (27.25)      15.40      224.41     90.93
                                     ---------      ---------   ---------   ---------   -------
Net increase (decrease) in net
  asset value...................         24.32         (27.34)      15.35      224.30     90.91
Net asset value:
  Beginning of year.............      1,040.12       1,067.46    1,052.11      827.81    736.90
                                     ---------      ---------   ---------   ---------   -------
  End of year...................     $1,064.44      $1,040.12   $1,067.46   $1,052.11   $827.81
                                     =========      =========   =========   =========   =======
Annual ratio of expenses to
  average net assets............          0.74%*         0.74%       0.74%       0.78%     0.86%
Annual ratio of net investment
  income to average net
  assets........................          2.78%*         2.40%       2.42%       2.68%     3.32%
Annual portfolio turnover
  rate..........................         15.10%*         6.31%       8.13%      10.44%     5.29%
Number of shares outstanding at
  end of period in thousands....            54             55          55          56        58

* Annualized.

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

                                   PURCHASES

                                            Changes       Balance
                                             During       June 30,
                                           the Period       2000
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------
Abbott Laboratories......................     12,000        12,000
AON Corp. ...............................     15,000        15,000
National Services Industries.............      7,500        22,500
Pitney-Bowes Inc. .......................      4,000        10,000
Snap-On Inc. ............................      7,500        22,500
Unumprovident Corp. .....................     30,000        30,000
Wendys International Inc. ...............     22,000        22,000
Xerox Corp. .............................     24,000        48,000

                                     SALES

                                               Number of Shares
                                           -------------------------
Corning Inc. ............................     10,500            --
Marsh & McLennan Inc. ...................      6,500        10,000
Motorola Inc. ...........................      4,500        12,000

                                  STOCK SPLITS

                                               Number of Shares
                                           -------------------------
Dow Chemical.............................     12,000        18,000
Motorola Inc. ...........................      8,000        12,000

                    OTHER INFORMATION RELATING TO THE ANNUAL
                              SHAREHOLDERS MEETING

     Of 54,737 shares of common stock of the company outstanding and entitled to vote, a total of 51,940 shares were represented either in person or by proxy at the annual shareholders meeting held on April 19, 2000.

     Votes totaling 51,580 were cast for both Shaun F. O'Malley and Jonathan D. Scott, to serve as directors of the company for a three-year period. There were 360 abstentions.

     Votes cast for the ratification of the selection of Deloitte & Touche LLP as auditors of the company for the period April 19, 2000 to April 18, 2001 totalled 51,842.